Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Class A ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued and outstanding	151,592,057	147,485,168
Class B ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued and outstanding	42,568,349	45,931,163
Parent Company [Member] | Class A ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued and outstanding	151,592,057	147,485,168
Parent Company [Member] | Class B ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued and outstanding	42,568,349	45,931,163